REVENUES FROM MINING OPERATIONS AND TRADE RECEIVABLES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) customer	Dec. 31, 2016 USD ($)
Disclosure of major customers
Provisionally concentrate sales	$ 12,000	$ 8,185
Revenues from mining operations:
Gold	2,140,890	2,049,871
Silver	86,262	85,096
Zinc	9,177	1,413
Copper	6,275	1,852
Total revenues from mining operation	$ 2,242,604	$ 2,138,232
Precious metals revenue form mining operations (as a percent)	99.30%	99.80%
Customers who contribute over 10% revenue
Disclosure of major customers
Number of clients who account for more than 10% of revenue | customer	4
Percentage of entity revenue from mining operations	78.10%